CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2019
CONSTRUCTION IN PROGRESS
Schedule of construction in progress

	2018	2019
	RMB	RMB

Balance as of January 1	118,645	136,963
Additions	108,555	144,369
Dry hole costs written off	(6,921)	(5,831)
Transferred to property, plant and equipment	(73,210)	(91,845)
Reclassification to other long-term assets	(10,066)	(10,086)
Impairment losses for the year	(28)	(135)
Disposals and others	(19)	46
Exchange adjustments	7	1
Balance as of December 31	136,963	173,482

Schedule of net changes in capitalized cost of exploratory wells in E&P segment

	2017	2018	2019
	RMB	RMB	RMB

At beginning of year	12,192	9,737	7,296
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	5,567	7,172	8,528
Transferred to oil and gas properties based on the determination of proved reserves	(1,839)	(2,387)	(2,822)
Dry hole costs written off	(6,183)	(7,226)	(4,041)
At end of year	9,737	7,296	8,961

Schedule of aging of capitalized exploratory well costs based on drilling completion date

	December 31,
	2017	2018	2019
	RMB	RMB	RMB

One year or less	4,917	3,467	7,794
Over one year	4,820	3,829	1,167
	9,737	7,296	8,961